Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Beacon Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 88.4%
Aerospace & Defense 2.6%
BAE Systems plc ..................................... United Kingdom 11,914,274 $ 73,996,630
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,846,329 42,672
b
Banks 8.4%
b
ING Groep NV ....................................... Netherlands 11,244,238 80,231,535
JPMorgan Chase & Co. ................................. United States 874,030 84,142,868
Wells Fargo & Co. ..................................... United States 3,159,950 74,290,424
238,664,827
Beverages 3.2%
Heineken NV ........................................ Netherlands 1,033,725 92,009,606
Biotechnology 0.5%
b
Immunomedics , Inc. ................................... United States 177,100 15,058,813
b
Chemicals 2.5%
BASF SE ........................................... Germany 1,181,247 71,917,965
Communications Equipment 2.7%
Cisco Systems, Inc. ................................... United States 1,972,342 77,690,551
Diversified Telecommunication Services 2.9%
Deutsche Telekom AG .................................. Germany 4,939,779 82,230,012
Electrical Equipment 4.3%
b
Sensata Technologies Holding plc ......................... United States 2,864,727 123,584,323
b
Entertainment 3.1%
Walt Disney Co. (The) .................................. United States 708,300 87,885,864
Equity Real Estate Investment Trusts (REITs) 3.1%
Brixmor Property Group, Inc. ............................. United States 7,426,876 86,820,180
Food Products 2.6%
Kraft Heinz Co. (The) .................................. United States 2,504,837 75,019,868
Health Care Equipment & Supplies 3.7%
Medtronic plc ........................................ United States 1,025,167 106,535,355
Health Care Providers & Services 2.9%
Anthem, Inc. ......................................... United States 306,138 82,225,605
Insurance 2.1%
Hartford Financial Services Group, Inc. (The) ................ United States 1,624,115 59,864,879
Interactive Media & Services 2.3%
b
Baidu, Inc., ADR ...................................... China 504,347 63,845,287
b
IT Services 3.2%
Cognizant Technology Solutions Corp., A .................... United States 1,304,530 90,560,473
Media 4.5%
b
Charter Communications, Inc., A .......................... United States 204,287 127,544,546
b
Pharmaceuticals 13.7%
b
Elanco Animal Health, Inc. ............................... United States 854,316 23,861,046
Eli Lilly and Co. ....................................... United States 455,381 67,405,496
GlaxoSmithKline plc ................................... United Kingdom 5,903,395 110,678,216
Merck & Co., Inc. ..................................... United States 1,198,529 99,417,980
Novartis AG, ADR ..................................... Switzerland 1,026,980 89,306,181
390,668,919

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 7.5%
b
Check Point Software Technologies Ltd. .................... Israel 703,873 $ 84,704,077
Oracle Corp. ......................................... United States 2,167,000 129,369,900
214,073,977
Specialty Retail 1.5%
Tiffany & Co. ......................................... United States 359,200 41,613,320
Technology Hardware, Storage & Peripherals 2.6%
Western Digital Corp. .................................. United States 2,011,167 73,508,154
Textiles, Apparel & Luxury Goods 5.1%
Cie Financiere Richemont SA ............................ Switzerland 1,310,061 87,937,387
Tapestry, Inc. ........................................ United States 3,639,379 56,883,494
144,820,881
Tobacco 3.4%
British American Tobacco plc ............................. United Kingdom 2,661,865 95,488,305
Total Common Stocks (Cost $2,224,075,737) ....................................
2,515,671,012
Preferred Stocks 5.7%
Automobiles 2.0%
b
Porsche Automobil Holding SE ........................... Germany 983,818 58,516,819
b
Technology Hardware, Storage & Peripherals 3.7%
d
Samsung Electronics Co. Ltd., 2.11% ...................... South Korea 2,418,806 104,439,164
Total Preferred Stocks (Cost $85,451,375) ......................................
162,955,983
Principal
Amount
*
Corporate Bonds 1.7%
Diversified Telecommunication Services 0.6%
e
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 16,691,000 7,027,161
Senior Note, 11%, 9/15/25 ............................. United States 23,907,000 10,100,708
17,127,869
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 1,177,000 1,170,379
Software 1.1%
f
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 22,708,000 21,437,374
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 2,766,000 2,769,748
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 6,691,000 6,908,457
31,115,579
Total Corporate Bonds (Cost $68,872,962) ......................................
49,413,827
g
Senior Floating Rate Interests 0.4%
Software 0.4%
Veritas US, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.5%),
1/01/28 ........................................... United States 10,407,000 10,188,453
Total Senior Floating Rate Interests (Cost $10,202,068) ..........................
10,188,453

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
†
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 $ —
a,b,h
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 46,282,735 12,728
a,b,h
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $1,456,075) ...............................
12,728
Total Long Term Investments (Cost $2,390,058,217) .............................
2,738,242,003
a
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
i
U.S. Treasury Bills ,
10/20/20 .......................................... United States 10,000,000 9,999,611
11/12/20 .......................................... United States 10,000,000 9,998,979
11/27/20 .......................................... United States 8,000,000 7,998,860
1/05/21 ........................................... United States 5,000,000 4,998,867
j
1/14/21 ........................................... United States 10,000,000 9,997,156
j
1/21/21 ........................................... United States 10,000,000 9,997,044
52,990,517
Total U.S. Government and Agency Securities (Cost $52,986,840) .................
52,990,517
a a a
k
Repurchase Agreements 2.2%
Credit Suisse Securities (USA) LLC, 0.06%, 10/01/20 (Maturity Value
$61,400,102)
Collateralized by U.S. Treasury Strips, 2/15/21 - 2/15/49 (valued at
$62,628,000) ....................................... 61,400,000 61,400,000
Total Repurchase Agreements (Cost $61,400,000) ...............................
61,400,000
Total Short Term Investments (Cost $114,386,840 ) ...............................
114,390,517
a
Total Investments (Cost $2,504,445,057) 100.2% ................................
$2,852,632,520
Other Assets, less Liabilities (0.2)% ...........................................
(6,533,148)
Net Assets 100.0% ...........................................................
$2,846,099,372
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $31,115,579, representing 1.1% of net assets.
g
The coupon rate shown represents the rate at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $13,771,000, representing 0.5% of net assets.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

k
At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 221 $ 32,419,319 12/14/20 $ 390,415
Foreign Exchange GBP/USD ................... Short 801 64,600,650 12/14/20 1,358,203
Total Futures Contracts ...................................................................... $1,748,618
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 11,343,111 12,405,920 10/07/20 $ — $ (892,080)
Euro ............. BOFA Buy 5,106,111 6,038,001 10/07/20 — (51,894)
Euro ............. BOFA Sell 818,509 897,045 10/07/20 — (62,527)
Euro ............. HSBK Buy 3,747,310 4,395,407 10/07/20 3,143 (5,422)
Euro ............. HSBK Sell 14,408,075 15,979,463 10/07/20 — (911,722)
Euro ............. SSBT Buy 5,974,793 7,045,873 10/07/20 8,681 (50,056)
Euro ............. SSBT Sell 8,412,385 9,229,779 10/07/20 — (632,412)
Euro ............. UBSW Buy 4,927,398 5,768,351 10/07/20 26,014 (17,771)
Euro ............. UBSW Sell 17,123,105 18,910,150 10/07/20 — (1,163,980)
South Korean Won .. HSBK Sell 41,377,120,829 34,100,244 11/12/20 — (1,386,307)
South Korean Won .. UBSW Sell 13,434,502,043 11,007,376 11/12/20 — (514,550)
British Pound ...... BNY Buy 4,785,542 6,199,584 11/23/20 — (22,486)
British Pound ...... BOFA Buy 8,832,900 11,403,881 11/23/20 26,662 (29,183)
British Pound ...... HSBK Buy 220,572 296,356 11/23/20 — (11,645)
British Pound ...... SSBT Sell 15,347,913 18,814,086 11/23/20 — (996,744)
British Pound ...... UBSW Buy 4,837,552 6,266,022 11/23/20 — (21,792)
British Pound ...... UBSW Sell 3,328,652 4,246,098 11/23/20 — (50,471)
Euro ............. BOFA Sell 9,187,053 10,267,000 11/23/20 — (514,757)
Euro ............. HSBK Sell 9,344,827 10,489,971 11/23/20 — (476,945)
Euro ............. SSBT Sell 7,034,732 7,869,065 11/23/20 — (386,767)
Euro ............. UBSW Sell 43,623,588 48,174,048 11/23/20 — (3,021,793)
South Korean Won .. HSBK Buy 2,576,028,390 2,173,864 12/18/20 35,756 —
South Korean Won .. HSBK Sell 25,627,979,128 21,521,183 12/18/20 — (461,523)
South Korean Won .. UBSW Sell 41,395,656,220 34,708,033 12/18/20 — (799,588)
Euro ............. BOFA Sell 6,376,586 7,618,490 1/15/21 123,919 —
Euro ............. HSBK Sell 6,204,427 7,278,248 1/15/21 32,869 (46,850)
Euro ............. SSBT Sell 19,143,808 21,838,033 1/15/21 — (662,194)
Euro ............. UBSW Sell 30,384,934 34,961,492 1/15/21 — (750,731)
British Pound ...... BNY Buy 9,200,261 11,778,727 1/19/21 103,091 —
British Pound ...... HSBK Buy 1,830,265 2,364,565 1/19/21 — (841)
British Pound ...... SSBT Sell 19,735,834 24,721,343 1/19/21 — (766,802)
British Pound ...... HSBK Sell 28,858,843 37,661,800 2/16/21 387,342 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Total Forward Exchange Contracts ................................................... $747,477 $(14,709,833)
Net unrealized appreciation (depreciation) ............................................ $(13,962,356)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual European Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 87.2%
Aerospace & Defense 2.1%
BAE Systems plc ..................................... United Kingdom 2,848,431 $ 17,690,905
Auto Components 3.5%
Cie Generale des Etablissements Michelin SCA .............. France 269,830 28,959,421
Banks 6.7%
a
BNP Paribas SA ...................................... France 326,895 11,822,759
CaixaBank SA ........................................ Spain 5,720,550 12,141,493
a
ING Groep NV ....................................... Netherlands 1,903,656 13,583,245
a
UniCredit SpA ........................................ Italy 2,221,742 18,352,619
55,900,116
Beverages 3.7%
Anheuser-Busch InBev SA/NV ........................... Belgium 368,823 19,853,363
Heineken NV ........................................ Netherlands 119,627 10,647,738
30,501,101
Chemicals 6.3%
BASF SE ........................................... Germany 429,824 26,169,012
b
Covestro AG, 144A, Reg S .............................. Germany 522,678 25,914,103
52,083,115
Commercial Services & Supplies 2.1%
a
G4S plc ............................................ United Kingdom 6,685,539 17,244,118
a
Construction Materials 6.2%
HeidelbergCement AG ................................. Germany 367,496 22,451,382
a
LafargeHolcim Ltd. .................................... Switzerland 637,567 29,013,896
51,465,278
Diversified Telecommunication Services 4.7%
Deutsche Telekom AG .................................. Germany 931,013 15,498,104
Hellenic Telecommunications Organization SA ................ Greece 1,651,107 23,774,564
39,272,668
Electric Utilities 0.2%
a
Siemens Energy AG ................................... Germany 64,972 1,751,684
a
Energy Equipment & Services 0.8%
Tenaris SA, ADR ...................................... United States 635,416 6,258,848
Health Care Providers & Services 2.4%
Fresenius SE & Co. KGaA ............................... Germany 439,848 19,997,527
Hotels, Restaurants & Leisure 2.5%
a
Accor SA ........................................... France 740,080 20,710,454
a
Household Durables 3.1%
Berkeley Group Holdings plc ............................. United Kingdom 27,829 1,517,094
Husqvarna AB, B ..................................... Sweden 1,917,754 21,083,483
Persimmon plc ....................................... United Kingdom 57,576 1,834,927
Taylor Wimpey plc ..................................... United Kingdom 899,076 1,257,218
25,692,722
Household Products 2.6%
Reckitt Benckiser Group plc ............................. United Kingdom 223,920 21,834,240
Industrial Conglomerates 2.0%
Siemens AG ......................................... Germany 129,944 16,407,012

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 8.0%
ASR Nederland NV .................................... Netherlands 702,442 $ 23,620,406
Direct Line Insurance Group plc .......................... United Kingdom 4,870,911 16,988,984
NN Group NV ........................................ Netherlands 682,412 25,573,908
66,183,298
Machinery 3.3%
a
CNH Industrial NV ..................................... United Kingdom 1,176,129 9,094,652
a
Vossloh AG .......................................... Germany 469,788 18,567,154
27,661,806
Oil, Gas & Consumable Fuels 5.5%
BP plc .............................................. United Kingdom 5,150,759 14,896,476
a
Cairn Energy plc ...................................... United Kingdom 10,662,901 19,789,137
Royal Dutch Shell plc, A ................................ Netherlands 890,580 11,117,843
45,803,456
Pharmaceuticals 6.8%
GlaxoSmithKline plc ................................... United Kingdom 1,416,240 26,551,995
Novartis AG ......................................... Switzerland 340,480 29,553,923
56,105,918
Road & Rail 0.0%
a,c,d,e
Euro Wagon LP ....................................... Jersey 16,127,149 —
a
Software 2.6%
b
Avast plc, 144A, Reg S ................................. United Kingdom 3,116,968 21,162,244
Textiles, Apparel & Luxury Goods 2.2%
Cie Financiere Richemont SA ............................ Switzerland 267,925 17,984,372
Tobacco 2.7%
British American Tobacco plc ............................. United Kingdom 622,963 22,347,370
Trading Companies & Distributors 5.5%
a
Kloeckner & Co. SE ................................... Germany 2,604,887 16,600,986
a
Rexel SA ........................................... France 2,281,144 28,594,964
45,195,950
Wireless Telecommunication Services 1.7%
Vodafone Group plc ................................... United Kingdom 10,813,562 14,333,183
Total Common Stocks (Cost $835,148,606) .....................................
722,546,806
Preferred Stocks 3.2%
Automobiles 3.2%
f
Volkswagen AG, 3.54% ................................. Germany 165,211 26,578,638
Total Preferred Stocks (Cost $21,452,279) ......................................
26,578,638
Total Long Term Investments (Cost $856,600,885) ...............................
749,125,444
a
Short Term Investments 9.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.8%
g
U.S. Treasury Bills ,
h
10/20/20 .......................................... United States 3,000,000 2,999,883

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g
U.S. Treasury Bills, (continued)
h
11/19/20 .......................................... United States 3,000,000 $ 2,999,673
h
11/27/20 .......................................... United States 2,000,000 1,999,715
h
12/10/20 .......................................... United States 2,500,000 2,499,563
1/05/21 ........................................... United States 5,000,000 4,998,867
h
1/14/21 ........................................... United States 3,000,000 2,999,147
h
1/21/21 ........................................... United States 2,500,000 2,499,261
h
1/28/21 ........................................... United States 2,500,000 2,499,225
23,495,334
Total U.S. Government and Agency Securities (Cost $23,493,752) .................
23,495,334
a a a
i
Repurchase Agreements 6.3%
Credit Suisse Securities (USA) LLC, 0.06%, 10/01/20 (Maturity Value
$52,300,087)
Collateralized by U.S. Treasury Strips, 5/15/21 - 2/15/49 (valued at
$53,346,000) ....................................... 52,300,000 52,300,000
Total Repurchase Agreements (Cost $52,300,000) ...............................
52,300,000
Total Short Term Investments (Cost $75,793,752 ) ................................
75,795,334
a
Total Investments (Cost $932,394,637) 99.5% ...................................
$824,920,778
Other Assets, less Liabilities 0.5% .............................................
4,105,243
Net Assets 100.0% ...........................................................
$829,026,021
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $47,076,347, representing 5.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
See Note 7 regarding holdings of 5% voting securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $10,426,000, representing 1.3% of net assets.
i
At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 1,104 $ 161,949,900 12/14/20 $ 1,951,193
Foreign Exchange GBP/USD ................... Short 1,483 119,603,950 12/14/20 2,152,388
Total Futures Contracts ...................................................................... $4,103,581
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Buy 6,604,060 7,803,960 10/07/20 $ — $ (61,746)
Euro ............. BNY Sell 11,000,949 12,154,802 10/07/20 — (742,068)
Euro ............. BOFA Buy 7,128,940 8,474,346 10/07/20 — (116,794)
Euro ............. BOFA Sell 5,290,117 5,785,478 10/07/20 — (416,345)
Euro ............. HSBK Buy 8,651,087 10,181,739 10/07/20 5,612 (45,322)
Euro ............. HSBK Sell 15,653,237 17,291,187 10/07/20 — (1,059,753)
Euro ............. SSBT Buy 7,677,267 9,025,964 10/07/20 14,823 (40,408)
Euro ............. SSBT Sell 3,940,160 4,415,042 10/07/20 — (204,172)
Euro ............. UBSW Buy 4,881,135 5,724,993 10/07/20 15,655 (18,289)
Euro ............. UBSW Sell 14,819,291 16,368,976 10/07/20 — (1,004,296)
Swiss Franc ....... SSBT Sell 20,416,881 22,500,866 10/19/20 327,776 —
Swiss Franc ....... UBSW Sell 20,416,881 22,508,606 10/19/20 335,515 —
Swedish Krona ..... HSBK Buy 5,987,709 681,134 10/26/20 — (12,596)
Swedish Krona ..... HSBK Sell 182,881,338 20,875,124 10/26/20 456,107 —
British Pound ...... BNY Buy 1,231,786 1,590,852 11/23/20 3,462 (4,346)
British Pound ...... HSBK Buy 3,047,213 3,978,920 11/23/20 16,169 (61,798)
British Pound ...... SSBT Sell 712,059 872,870 11/23/20 — (46,243)
British Pound ...... UBSW Buy 1,971,016 2,552,863 11/23/20 8,362 (17,071)
British Pound ...... UBSW Sell 6,291,861 7,889,295 11/23/20 — (232,134)
Euro ............. BOFA Sell 648,542 727,282 11/23/20 — (33,836)
Euro ............. HSBK Sell 13,271,941 14,948,360 11/23/20 — (627,348)
Euro ............. SSBT Sell 4,865,463 5,485,614 11/23/20 — (224,404)
Euro ............. UBSW Sell 35,227,985 38,844,629 11/23/20 — (2,498,287)
Euro ............. HSBK Sell 8,095,563 9,327,310 1/15/21 — (187,622)
Euro ............. SSBT Sell 53,697,504 61,260,858 1/15/21 — (1,851,249)
Euro ............. UBSW Sell 55,679,368 63,556,609 1/15/21 — (1,884,833)
British Pound ...... SSBT Sell 13,886,988 17,395,007 1/19/21 — (539,555)
British Pound ...... HSBK Sell 33,113,013 43,213,641 2/16/21 444,442 —
Total Forward Exchange Contracts ................................................... $1,627,923 $(11,930,515)
Net unrealized appreciation (depreciation) ............................................ $(10,302,592)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Financial Services Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Banks 38.2%
a
AB&T Financial Corp. .................................. United States 226,100 $ 85,918
b
AIB Group plc ........................................ Ireland 2,267,537 2,325,689
Bank of America Corp. ................................. United States 110,800 2,669,172
b
Barclays plc ......................................... United Kingdom 6,315,844 7,968,123
c
BAWAG Group AG, 144A, Reg S .......................... Austria 220,031 7,953,439
b
BNP Paribas SA ...................................... France 214,939 7,773,664
CaixaBank SA ........................................ Spain 3,048,869 6,471,025
Citigroup, Inc. ........................................ United States 39,510 1,703,276
Citizens Financial Group, Inc. ............................ United States 360,900 9,123,552
b
Credito Valtellinese SpA ................................ Italy 1,587,663 15,153,150
First Horizon National Corp. ............................. United States 553,729 5,221,664
b
ING Groep NV ....................................... Netherlands 774,367 5,525,377
JPMorgan Chase & Co. ................................. United States 40,780 3,925,891
PNC Financial Services Group, Inc. (The) ................... United States 12,900 1,417,839
Shinsei Bank Ltd. ..................................... Japan 271,911 3,356,407
Southern National Bancorp of Virginia, Inc. .................. United States 649,760 5,639,917
b
Standard Chartered plc ................................. United Kingdom 1,298,159 5,973,831
Synovus Financial Corp. ................................ United States 270,611 5,728,835
b
UniCredit SpA ........................................ Italy 663,877 5,483,932
Wells Fargo & Co. ..................................... United States 231,570 5,444,211
108,944,912
Capital Markets 6.5%
Credit Suisse Group AG ................................ Switzerland 683,381 6,820,138
b
Deutsche Bank AG .................................... Germany 1,172,467 9,881,098
c
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 1,948,641
18,649,877
Consumer Finance 3.2%
Capital One Financial Corp. ............................. United States 117,010 8,408,339
Sun Hung Kai & Co. Ltd. ................................ Hong Kong 1,506,704 589,929
8,998,268
Diversified Financial Services 6.6%
M&G plc ............................................ United Kingdom 2,499,279 5,137,291
Voya Financial, Inc. .................................... United States 288,250 13,815,822
18,953,113
Household Durables 2.1%
b
Cairn Homes plc ...................................... Ireland 6,659,782 6,069,715
b
Insurance 36.8%
Alleghany Corp. ...................................... United States 21,947 11,422,316
ASR Nederland NV .................................... Netherlands 365,074 12,276,026
b
BRP Group, Inc., A .................................... United States 220,461 5,491,683
China Pacific Insurance Group Co. Ltd., H ................... China 1,238,600 3,537,476
Direct Line Insurance Group plc .......................... United Kingdom 2,460,898 8,583,232
Everest Re Group Ltd. ................................. United States 56,100 11,081,994
Hartford Financial Services Group, Inc. (The) ................ United States 333,672 12,299,150
International General Insurance Holdings Ltd. ................ Jordan 1,062,755 7,598,698
MetLife, Inc. ......................................... United States 155,970 5,797,405
NN Group NV ........................................ Netherlands 324,473 12,159,872
RSA Insurance Group plc ............................... United Kingdom 1,581,336 9,233,536
T&D Holdings, Inc. .................................... Japan 563,469 5,553,283
105,034,671
Real Estate Management & Development 1.7%
b
Dolphin Capital Investors Ltd. ............................ United Kingdom 3,979,650 167,032

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Kenedix, Inc. ......................................... Japan 874,000 $ 4,600,799
4,767,831
Thrifts & Mortgage Finance 0.9%
Indiabulls Housing Finance Ltd. ........................... India 1,200,419 2,589,111
Total Common Stocks (Cost $348,336,300) .....................................
274,007,498
Short Term Investments 4.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
d
U.S. Treasury Bills ,
e
10/20/20 .......................................... United States 2,000,000 1,999,922
e
11/27/20 .......................................... United States 1,000,000 999,858
1/14/21 ........................................... United States 1,500,000 1,499,573
e
1/28/21 ........................................... United States 1,000,000 999,690
e
2/04/21 ........................................... United States 400,000 399,867
5,898,910
Total U.S. Government and Agency Securities (Cost $5,898,625) ..................
5,898,910
a a a
f
Repurchase Agreements 2.1%
Credit Suisse Securities (USA) LLC, 0.06%, 10/01/20 (Maturity Value
$6,000,010)
Collateralized by U.S. Treasury Strips, 11/15/23 - 11/15/40 (valued at $6,120,000) ...................................... 6,000,000 6,000,000
Total Repurchase Agreements (Cost $6,000,000) ................................
6,000,000
Total Short Term Investments (Cost $11,898,625 ) ................................
11,898,910
a
Total Investments (Cost $360,234,925) 100.2% ..................................
$285,906,408
Other Assets, less Liabilities (0.2)% ...........................................
(510,058)
Net Assets 100.0% ...........................................................
$285,396,350
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 7 regarding holdings of 5% voting securities.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $9,902,080, representing 3.5% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $1,916,000, representing 0.7% of net assets.
f
At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 62 $ 9,095,012 12/14/20 $ 109,567
Foreign Exchange GBP/USD ................... Short 112 9,032,800 12/14/20 134,229
Total Futures Contracts ...................................................................... $243,796
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Buy 2,122,817 2,498,852 10/07/20 $ — $ (10,185)
Euro ............. BNY Sell 2,265,984 2,503,814 10/07/20 — (152,692)
Euro ............. BOFA Buy 133,023 157,610 10/07/20 — (1,661)
Euro ............. BOFA Sell 718,173 784,067 10/07/20 — (57,876)
Euro ............. HSBK Buy 1,105,437 1,306,013 10/07/20 — (10,063)
Euro ............. HSBK Sell 3,750,325 4,174,018 10/07/20 — (222,643)
Euro ............. SSBT Buy 1,621,710 1,902,498 10/07/20 3,834 (5,134)
Euro ............. SSBT Sell 723,739 815,148 10/07/20 — (33,321)
Euro ............. UBSW Buy 1,080,232 1,273,654 10/07/20 1,410 (8,664)
Euro ............. UBSW Sell 4,032,476 4,464,185 10/07/20 — (263,253)
Swiss Franc ....... BNY Buy 155,226 168,816 10/19/20 — (238)
Swiss Franc ....... SSBT Sell 3,286,379 3,621,826 10/19/20 52,760 —
Swiss Franc ....... UBSW Buy 284,860 307,567 10/19/20 1,797 —
Swiss Franc ....... UBSW Sell 3,286,379 3,623,071 10/19/20 54,006 —
Japanese Yen ...... BNY Sell 59,700,000 562,443 10/26/20 — (3,614)
Japanese Yen ...... BOFA Sell 42,620,000 401,560 10/26/20 — (2,550)
Japanese Yen ...... HSBK Sell 1,292,943,541 12,214,128 10/26/20 — (45,180)
Japanese Yen ...... UBSW Sell 34,341,007 325,970 10/26/20 358 —
British Pound ...... BNY Buy 500,000 639,748 11/23/20 5,643 —
British Pound ...... BOFA Buy 453,826 595,969 11/23/20 — (10,178)
British Pound ...... HSBK Buy 850,149 1,097,773 11/23/20 — (414)
British Pound ...... SSBT Buy 35,000 44,704 11/23/20 473 —
British Pound ...... UBSW Buy 184,451 235,093 11/23/20 2,993 —
British Pound ...... UBSW Sell 3,616,384 4,530,151 11/23/20 — (137,816)
Euro ............. BOFA Sell 1,303,279 1,442,789 11/23/20 — (86,715)
Euro ............. HSBK Sell 3,319,729 3,715,037 11/23/20 — (180,938)
Euro ............. SSBT Sell 2,320,003 2,595,527 11/23/20 — (127,185)
Euro ............. UBSW Sell 3,207,541 3,572,433 11/23/20 — (191,880)
Euro ............. HSBK Sell 332,182 382,787 1/15/21 — (7,636)
Euro ............. SSBT Sell 12,996,446 14,823,487 1/15/21 — (451,583)
Euro ............. UBSW Sell 12,996,446 14,824,397 1/15/21 — (450,673)
British Pound ...... SSBT Sell 2,359,738 2,959,105 1/19/21 — (88,416)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... UBSW Sell 166,526 210,895 1/19/21 $ — $ (4,167)
British Pound ...... HSBK Sell 14,832,781 19,357,298 2/16/21 199,085 —
Total Forward Exchange Contracts ................................................... $322,359 $(2,554,675)
Net unrealized appreciation (depreciation) ............................................ $(2,232,316)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Global Discovery Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.2%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 21,813,405 $ 135,477,701
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 3,819,425 57,261
b
Automobiles 0.9%
General Motors Co. .................................... United States 2,874,252 85,049,117
Banks 6.6%
Citigroup, Inc. ........................................ United States 2,029,040 87,471,914
b
ING Groep NV ....................................... Netherlands 19,138,491 136,559,765
JPMorgan Chase & Co. ................................. United States 1,676,856 161,430,927
b
Standard Chartered plc ................................. United Kingdom 19,622,272 90,297,212
Wells Fargo & Co. ..................................... United States 6,026,804 141,690,162
617,449,980
Beverages 1.2%
Heineken NV ........................................ Netherlands 1,242,920 110,629,597
Biotechnology 0.5%
b
Immunomedics, Inc. ................................... United States 595,800 50,660,874
b
Building Products 1.7%
Johnson Controls International plc ......................... United States 3,998,407 163,334,926
Capital Markets 3.3%
Credit Suisse Group AG ................................ Switzerland 16,074,469 160,423,096
b
Deutsche Bank AG .................................... Germany 10,513,763 88,605,921
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 41,520,689 57,955,076
306,984,093
Chemicals 3.3%
BASF SE ........................................... Germany 2,257,202 137,425,428
d
Covestro AG, 144A, Reg S .............................. Germany 3,476,423 172,359,241
309,784,669
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 2,128,930 83,858,553
Construction Materials 1.2%
b
LafargeHolcim Ltd. .................................... Switzerland 2,426,231 110,411,005
b
Consumer Finance 1.2%
Capital One Financial Corp. ............................. United States 1,623,965 116,698,125
Containers & Packaging 1.6%
International Paper Co. ................................. United States 3,679,148 149,152,660
Diversified Financial Services 3.2%
b
Berkshire Hathaway, Inc., B .............................. United States 685,400 145,949,076
Voya Financial, Inc. .................................... United States 3,206,753 153,699,671
299,648,747
Diversified Telecommunication Services 0.8%
Deutsche Telekom AG .................................. Germany 4,565,150 75,993,752
Entertainment 2.2%
Walt Disney Co. (The) .................................. United States 1,683,161 208,846,617
Food Products 2.1%
Kraft Heinz Co. (The) .................................. United States 6,638,200 198,814,090

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.1%
Medtronic plc ........................................ United States 2,785,501 $ 289,469,264
Health Care Providers & Services 3.9%
Anthem, Inc. ......................................... United States 496,728 133,416,174
CVS Health Corp. ..................................... United States 3,993,966 233,247,614
366,663,788
Hotels, Restaurants & Leisure 1.2%
b
Accor SA ........................................... France 3,991,363 111,694,603
b
Industrial Conglomerates 0.9%
General Electric Co. ................................... United States 12,864,150 80,143,654
Insurance 8.0%
Alleghany Corp. ...................................... United States 156,761 81,586,262
China Pacific Insurance Group Co. Ltd., H ................... China 45,099,632 128,805,806
Direct Line Insurance Group plc .......................... United Kingdom 668,514 2,331,673
Everest Re Group Ltd. ................................. United States 282,300 55,765,542
Hartford Financial Services Group, Inc. (The) ................ United States 5,515,687 203,308,223
NN Group NV ........................................ Netherlands 7,368,639 276,145,343
747,942,849
IT Services 2.5%
Cognizant Technology Solutions Corp., A .................... United States 3,420,390 237,443,474
Machinery 0.2%
b
CNH Industrial NV ..................................... United Kingdom 2,555,997 19,764,757
b
Media 3.4%
b
Charter Communications, Inc., A .......................... United States 469,665 293,230,646
b,e
iHeartMedia, Inc., A .................................... United States 2,634,302 21,390,532
a,b
iHeartMedia, Inc., B ................................... United States 44,430 335,518
314,956,696
Oil, Gas & Consumable Fuels 8.0%
BP plc .............................................. United Kingdom 52,092,616 150,656,714
Canadian Natural Resources Ltd. ......................... Canada 6,183,700 99,091,506
ENEOS Holdings, Inc. .................................. Japan 23,391,167 83,432,847
Kinder Morgan, Inc. .................................... United States 10,580,858 130,461,979
Royal Dutch Shell plc, A ................................ Netherlands 3,737,388 46,656,887
Williams Cos., Inc. (The) ................................ United States 12,380,235 243,271,618
753,571,551
Pharmaceuticals 12.1%
b
Elanco Animal Health, Inc. ............................... United States 1,336,464 37,327,440
Eli Lilly and Co. ....................................... United States 1,293,426 191,452,917
GlaxoSmithKline plc ................................... United Kingdom 17,375,814 325,765,783
Merck & Co., Inc. ..................................... United States 3,538,173 293,491,450
Novartis AG, ADR ..................................... Switzerland 3,355,076 291,757,409
1,139,794,999
Semiconductors & Semiconductor Equipment 2.0%
b
Renesas Electronics Corp. .............................. Japan 25,479,409 186,956,524
b
Software 4.3%
b
Avaya Holdings Corp. .................................. United States 537 8,162
b
Check Point Software Technologies Ltd. .................... Israel 1,853,472 223,046,821
Oracle Corp. ......................................... United States 3,083,000 184,055,100
407,110,083

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 4.5%
Samsung Electronics Co. Ltd. ............................ South Korea 6,113,536 $ 304,467,232
Western Digital Corp. .................................. United States 3,247,529 118,697,185
423,164,417
Textiles, Apparel & Luxury Goods 1.1%
Cie Financiere Richemont SA ............................ Switzerland 1,537,099 103,177,234
Tobacco 4.1%
Altria Group, Inc. ...................................... United States 2,606,727 100,723,931
British American Tobacco plc ............................. United Kingdom 5,861,984 210,285,238
British American Tobacco plc, ADR ........................ United Kingdom 2,178,905 78,767,416
389,776,585
Wireless Telecommunication Services 0.8%
Vodafone Group plc ................................... United Kingdom 54,326,638 72,008,985
Total Common Stocks (Cost $8,146,933,043) ....................................
8,666,491,230
Preferred Stocks 2.7%
Automobiles 2.7%
f
Volkswagen AG, 3.54% ................................. Germany 1,574,441 253,291,228
Total Preferred Stocks (Cost $303,989,392) .....................................
253,291,228
Warrants
Warrants 0.0%
†
Media 0.0%
†
b
iHeartMedia, Inc., 5/01/39 ............................... United States 292 2,371
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 401,411 557,961
Total Warrants (Cost $6,824) ..................................................
560,332
Principal
Amount
*
Corporate Bonds 2.9%
Airlines 1.5%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 91,146,000 88,114,940
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 47,777,000 49,867,244
137,982,184
Diversified Telecommunication Services 1.1%
g
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 117,895,000 49,635,563
Senior Note, 11%, 9/15/25 ............................. United States 133,179,000 56,268,128
105,903,691
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 19,531,000 20,221,811
Oil, Gas & Consumable Fuels 0.1%
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 4,222,000 4,198,251
Total Corporate Bonds (Cost $395,011,775) .....................................
268,305,937

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests 0.1%
Leisure Products 0.1%
Zuffa LLC (Ultimate Fighting Championship), Initial Term Loan,
6.25%, (3-month USD LIBOR + 5.25%), 6/21/27 ............. United States 12,367,000 $ 12,595,987
Total Senior Floating Rate Interests (Cost $12,127,666) ..........................
12,595,987
Shares
Companies in Liquidation 0.0%
†
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 142,325,613 39,140
a,b,i
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $4,500,343) ...............................
39,140
Total Long Term Investments (Cost $8,862,569,043) .............................
9,201,283,854
a
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
j
U.S. Treasury Bills ,
10/20/20 .......................................... United States 10,500,000 10,499,591
11/12/20 .......................................... United States 25,000,000 24,997,448
11/19/20 .......................................... United States 10,000,000 9,998,911
11/27/20 .......................................... United States 39,000,000 38,994,443
k
1/05/21 ........................................... United States 50,000,000 49,988,667
k
1/14/21 ........................................... United States 10,000,000 9,997,156
k
1/21/21 ........................................... United States 25,000,000 24,992,611
169,468,827
Total U.S. Government and Agency Securities (Cost $169,456,768) ................
169,468,827
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
l
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $192)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and U.S.
Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at $88) .. 86 86
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $86) ..................................................................
86
Total Short Term Investments (Cost $169,456,854 ) ...............................
169,468,913
a
Total Investments (Cost $9,032,025,897) 99.7% ..................................
$9,370,752,767
Other Assets, less Liabilities 0.3% .............................................
28,582,579
Net Assets 100.0% ...........................................................
$9,399,335,346
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $388,518,312, representing 4.1% of net assets.
e
A portion or all of the security is on loan at September 30, 2020.
f
Variable rate security. The rate shown represents the yield at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $38,092,000, representing 0.4% of net assets.
l
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 2,966 $ 435,093,662 12/14/20 $ 5,242,214
Foreign Exchange GBP/USD ................... Short 3,281 264,612,650 12/14/20 5,343,435
Total Futures Contracts ...................................................................... $10,585,649
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Buy 1,604,151 1,885,502 10/07/20 $ — $ (4,890)
Euro ............. BOFA Buy 3,657,634 4,369,629 10/07/20 — (81,632)
Euro ............. HSBK Buy 3,604,997 4,259,045 10/07/20 1,883 (34,640)
Euro ............. SSBT Buy 1,306,098 1,525,542 10/07/20 5,651 —
Euro ............. SSBT Sell 162,414,669 180,297,734 10/07/20 — (10,107,745)
Euro ............. UBSW Buy 11,224,387 13,075,756 10/07/20 83,701 (637)
Euro ............. UBSW Sell 9,152,076 10,052,338 10/07/20 — (677,022)
Swiss Franc ....... BNY Buy 3,589,603 3,903,864 10/19/20 — (5,492)
Swiss Franc ....... HSBK Buy 2,130,000 2,328,243 10/19/20 — (15,026)
Swiss Franc ....... SSBT Sell 78,336,829 86,332,800 10/19/20 1,257,631 —
Swiss Franc ....... UBSW Buy 6,701,863 7,236,092 10/19/20 42,250 —
Swiss Franc ....... UBSW Sell 78,336,829 86,362,495 10/19/20 1,287,327 —
South Korean Won .. HSBK Buy 51,428,276,205 43,656,820 11/12/20 449,973 —
South Korean Won .. SSBT Sell 160,042,090,111 131,480,650 11/12/20 — (5,777,367)
British Pound ...... BNY Buy 4,299,967 5,631,391 11/23/20 — (81,066)
British Pound ...... BOFA Buy 3,750,000 4,965,262 11/23/20 — (124,825)
British Pound ...... HSBK Buy 16,065,028 21,172,542 11/23/20 — (436,073)
British Pound ...... SSBT Sell 27,110,057 34,012,864 11/23/20 — (980,347)
British Pound ...... UBSW Buy 4,541,323 5,970,045 11/23/20 — (108,182)
British Pound ...... UBSW Sell 1,546,259 1,944,605 11/23/20 — (51,281)
Euro ............. BOFA Sell 1,313,966 1,488,658 11/23/20 — (53,389)
Euro ............. HSBK Sell 3,737,178 4,235,269 11/23/20 — (150,614)
Euro ............. SSBT Sell 180,185,865 200,187,817 11/23/20 — (11,275,004)
South Korean Won .. HSBK Buy 17,799,226,200 15,020,444 12/18/20 247,056 —
South Korean Won .. HSBK Sell 118,515,211,121 99,468,408 12/18/20 — (2,189,437)
South Korean Won .. UBSW Sell 146,477,996,373 122,813,927 12/18/20 — (2,829,333)
Euro ............. HSBK Sell 16,675,709 19,741,021 1/15/21 234,454 (92,839)
Euro ............. SSBT Sell 44,233,457 50,456,981 1/15/21 — (1,531,778)
Euro ............. UBSW Sell 49,484,453 56,489,234 1/15/21 — (1,671,162)
British Pound ...... HSBK Buy 8,398,679 11,290,680 1/19/21 — (444,078)
British Pound ...... SSBT Sell 91,098,184 114,110,678 1/19/21 — (3,539,462)
British Pound ...... HSBK Sell 34,482,991 45,001,510 2/16/21 462,829 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Total Forward Exchange Contracts ................................................... $4,072,755 $(42,263,321)
Net unrealized appreciation (depreciation) ............................................ $(38,190,566)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Quest Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.5%
Aerospace & Defense 2.3%
BAE Systems plc ..................................... United Kingdom 3,900,794 $ 24,226,874
Huntington Ingalls Industries, Inc. ......................... United States 356,000 50,107,000
74,333,874
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,548,299 38,204
b
Automobiles 0.2%
General Motors Co. .................................... United States 171,300 5,068,767
Banks 0.4%
b
BNP Paribas SA ...................................... France 316,236 11,437,256
b
Beverages 0.3%
Heineken NV ........................................ Netherlands 106,622 9,490,192
Biotechnology 0.5%
b
Immunomedics, Inc. ................................... United States 195,900 16,657,377
b
Chemicals 1.0%
d
Advanced Emissions Solutions, Inc. ....................... United States 1,724,209 7,000,289
e
Covestro AG, 144A, Reg S .............................. Germany 474,675 23,534,139
30,534,428
Commercial Services & Supplies 1.1%
b
Advanced Disposal Services, Inc. ......................... United States 1,162,200 35,133,306
a,b,d
Wayne Services Legacy Inc. ............................. United States 7,104 —
35,133,306
Containers & Packaging 0.1%
International Paper Co. ................................. United States 60,500 2,452,670
Diversified Financial Services 2.7%
M&G plc ............................................ United Kingdom 5,362,814 11,023,313
Voya Financial, Inc. .................................... United States 1,557,986 74,674,269
85,697,582
Diversified Telecommunication Services 3.0%
AT&T, Inc. ........................................... United States 347,100 9,895,821
b
Intelsat SA .......................................... United States 992,495 627,753
b
Liberty Global plc, C ................................... United Kingdom 4,194,789 86,139,992
96,663,566
Energy Equipment & Services 0.0%
†
Schlumberger NV ..................................... United States 11,332 176,326
Entertainment 0.4%
Walt Disney Co. (The) .................................. United States 102,500 12,718,200
Equity Real Estate Investment Trusts (REITs) 0.8%
Brixmor Property Group, Inc. ............................. United States 835,200 9,763,488
Taubman Centers, Inc. ................................. United States 275,700 9,178,053
Vornado Realty Trust ................................... United States 176,000 5,932,960
24,874,501
Food Products 0.1%
Conagra Brands, Inc. .................................. United States 131,612 4,699,864
Health Care Equipment & Supplies 1.0%
b
Envista Holdings Corp. ................................. United States 906,400 22,369,952

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ........................................ United States 102,143 $ 10,614,701
32,984,653
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. .......................................... United States 3,073,147 57,959,552
Insurance 8.9%
ASR Nederland NV .................................... Netherlands 1,510,686 50,798,523
b
Brighthouse Financial, Inc. .............................. United States 328,459 8,838,832
Direct Line Insurance Group plc .......................... United Kingdom 3,898,316 13,596,723
Everest Re Group Ltd. ................................. United States 334,566 66,090,168
Hartford Financial Services Group, Inc. (The) ................ United States 1,129,790 41,644,059
NN Group NV ........................................ Netherlands 1,223,210 45,840,724
RSA Insurance Group plc ............................... United Kingdom 9,614,692 56,140,886
282,949,915
Interactive Media & Services 1.9%
b
Baidu, Inc., ADR ...................................... China 486,493 61,585,149
b
IT Services 0.8%
Cognizant Technology Solutions Corp., A .................... United States 380,689 26,427,430
Leisure Products 0.5%
a,b,d
TRU Kids Parent LLC .................................. United States 7,104 15,937,449
b
Machinery 3.0%
b
Navistar International Corp. .............................. United States 2,189,759 95,342,107
b
Media 2.7%
b
Charter Communications, Inc., A .......................... United States 6,670 4,164,348
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 17,622,660 17,622,660
b
Discovery, Inc., C ..................................... United States 2,516,732 49,327,947
b,f
iHeartMedia, Inc., A .................................... United States 1,623,513 13,182,926
a,b
iHeartMedia, Inc., B ................................... United States 23,770 179,501
b
Lee Enterprises, Inc. ................................... United States 2,367,044 1,985,477
86,462,859
Oil, Gas & Consumable Fuels 4.6%
Ampol Ltd. .......................................... Australia 620,537 10,705,147
BP plc .............................................. United Kingdom 8,136,413 23,531,267
Canadian Natural Resources Ltd. ......................... Canada 55,600 890,969
ENEOS Holdings, Inc. .................................. Japan 8,717,292 31,093,297
Royal Dutch Shell plc, A ................................ Netherlands 1,122,432 14,149,919
b
Whiting Petroleum Corp. ................................ United States 163,397 2,825,134
Williams Cos., Inc. (The) ................................ United States 3,292,500 64,697,625
147,893,358
Pharmaceuticals 4.3%
b
Elanco Animal Health, Inc. ............................... United States 512,220 14,306,304
GlaxoSmithKline plc ................................... United Kingdom 1,691,110 31,705,322
Merck & Co., Inc. ..................................... United States 638,900 52,996,755
Novartis AG, ADR ..................................... Switzerland 394,006 34,262,762
Perrigo Co. plc ....................................... United States 55,820 2,562,696
135,833,839
Software 3.3%
b
Check Point Software Technologies Ltd. .................... Israel 418,311 50,339,546

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 912,426 $ 54,471,832
104,811,378
Specialty Retail 2.1%
Tiffany & Co. ......................................... United States 569,896 66,022,452
Technology Hardware, Storage & Peripherals 6.0%
a,b,c,d
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,174
Western Digital Corp. .................................. United States 637,782 23,310,932
191,520,106
Tobacco 7.1%
Altria Group, Inc. ...................................... United States 1,494,845 57,760,811
British American Tobacco plc ............................. United Kingdom 2,788,247 100,021,969
Imperial Brands plc .................................... United Kingdom 3,824,765 67,561,384
225,344,164
Wireless Telecommunication Services 1.6%
Vodafone Group plc ................................... United Kingdom 38,321,892 50,794,981
Total Common Stocks (Cost $2,156,908,621) ....................................
1,991,845,505
Convertible Preferred Stocks 0.7%
Multi-Utilities 0.7%
Sempra Energy, 6%, A ................................. United States 225,650 22,215,243
Total Convertible Preferred Stocks (Cost $22,951,705) ...........................
22,215,243
Preferred Stocks 0.1%
Auto Components 0.1%
g
Schaeffler AG, 8.56% .................................. Germany 342,769 2,111,066
Total Preferred Stocks (Cost $2,880,729) .......................................
2,111,066
Warrants
Warrants 0.0%
†
Media 0.0%
†
a,b
Cxloyalty Group Holdings, Inc., 4/10/24 ..................... United States 48,381 —
b
iHeartMedia, Inc., 5/01/39 ............................... United States 1,872 15,199
a,b
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 38,597
53,796
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 338,090 469,945
Total Warrants (Cost $8,122,090) ..............................................
523,741
Principal
Amount
*
Convertible Bonds 0.0%
Oil, Gas & Consumable Fuels 0.0%
a
Whiting Petroleum Corp. , 1.25% , 4/01/21 ................... United States 10,964,000 —
Total Convertible Bonds (Cost $10,964,000) ....................................
—

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 11.7%
Airlines 2.3%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 53,795,000 $ 52,006,047
e
Delta Air Lines, Inc. , Senior Secured Note , 144A, 7% , 5/01/25 .... United States 4,308,000 4,735,934
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 15,498,000 16,176,038
72,918,019
Diversified Telecommunication Services 4.2%
Frontier Communications Corp. ,
e
Secured Note, 144A, 8.5%, 4/01/26 ...................... United States 25,000,000 25,250,000
h
Senior Note, 8.875%, 9/15/20 .......................... United States 21,382,000 8,445,890
h
Senior Note, 10.5%, 9/15/22 ........................... United States 77,063,000 32,444,679
h
Senior Note, 11%, 9/15/25 ............................. United States 41,812,000 17,665,570
e
Senior Secured Note, 144A, 8%, 4/01/27 .................. United States 20,000,000 19,962,500
h
Intelsat Jackson Holdings SA , Senior Bond , 5.5% , 8/01/23 ...... Luxembourg 45,750,000 28,822,500
132,591,139
IT Services 1.6%
e
Banff Merger Sub, Inc. , Senior Note , 144A, 9.75% , 9/01/26 ...... United States 50,000,000 52,925,000
Machinery 0.7%
e
Navistar International Corp. ,
Senior Note, 144A, 6.625%, 11/01/25 .................... United States 13,500,000 13,879,687
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 7,061,400 7,944,287
21,823,974
Media 0.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.5% , 2/01/24 ....... United States 1,642,000 1,821,526
iHeartCommunications, Inc. , Senior Note , 8.375% , 5/01/27 ......
United States 20,000,000 19,736,300
21,557,826
Multiline Retail 0.2%
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 6,246,000 6,466,921
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 1,329,000 1,321,524
Software 1.5%
e
Boxer Parent Co., Inc. , Senior Secured Note , 144A, 7.125% ,
10/02/25 .......................................... United States 5,874,700 6,282,992
e
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 30,222,000 28,530,928
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 3,682,000 3,686,989
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 8,935,000 9,225,387
47,726,296
Wireless Telecommunication Services 0.5%
e,h
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 16,271,491
Total Corporate Bonds (Cost $459,369,020) .....................................
373,602,190

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests 6.3%
Diversified Telecommunication Services 2.2%
Intelsat Jackson Holdings SA, Term Loan, B3, 8%, (1-month USD
LIBOR + 4.75%), 11/27/23 ............................. Luxembourg 8,000,000 $ 8,062,000
a
Windstream Services LLC, Revolving Term Loan, 6.25%, (1-month
USD LIBOR + 3%), 4/26/21 ............................ United States 74,847,867 51,582,812
a
Windstream Services LLC, Term Loan, B6, 8.25%, (1-month USD
LIBOR + 5%), 3/29/21 ................................ United States 12,922,000 8,905,439
68,550,251
a a a a a a
Health Care Providers & Services 2.5%
Envision Healthcare Corp., 2020 New Term Loan, 7%, (3-month USD
LIBOR), 10/10/25 .................................... United States 76,194,794 50,999,716
Envision Healthcare Corp., Initial Term Loan, 3.906%, (1-month USD
LIBOR + 3.75%), 10/10/25 ............................. United States 40,331,748 29,139,688
80,139,404
a a a a a a
Leisure Products 0.2%
Zuffa LLC (Ultimate Fighting Championship), Initial Term Loan,
6.25%, (3-month USD LIBOR + 5.25%), 6/21/27 ............. United States 4,012,000 4,086,286
Machinery 0.3%
Navistar, Inc., Term Loan, B, 3.66%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 10,041,443 9,986,526
Media 0.4%
CXLoyalty, 2019 Term Loan, 6.75%, (3-month USD LIBOR + 4%),
4/10/24 ........................................... United States 18,844,523 12,738,243
Software 0.4%
Veritas US, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.5%),
1/01/28 ........................................... United States 13,899,000 13,607,121
Technology Hardware, Storage & Peripherals 0.3%
Sorenson Communications LLC, First Lien, Initial Term Loan, 6.72%,
(3-month USD LIBOR + 6.5%), 4/29/24 ................... United States 10,211,159 10,185,631
Total Senior Floating Rate Interests (Cost $324,352,717) .........................
199,293,462
Shares
Companies in Liquidation 0.0%
†
a,b,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,j
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —
a,b,j
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 104,175,133 28,648
a,b,j
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $3,234,626) ...............................
28,648
Total Long Term Investments (Cost $2,988,783,508) .............................
2,589,619,855
a

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Exchange-Traded
Equity Options
Walt Disney Co. (The), January Strike Price $140.00, Expires
1/15/21 ........................................... 150 1,861,200 $ 48,000
Total Options Purchased (Cost $82,198) ........................................
48,000
Short Term Investments 19.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 12.8%
k
U.S. Treasury Bills ,
10/20/20 .......................................... United States 50,000,000 49,998,054
l
11/12/20 .......................................... United States 40,000,000 39,995,917
11/19/20 .......................................... United States 25,000,000 24,997,278
l
11/27/20 .......................................... United States 43,000,000 42,993,872
1/05/21 ........................................... United States 50,000,000 49,988,667
1/14/21 ........................................... United States 25,000,000 24,992,890
l
1/21/21 ........................................... United States 50,000,000 49,985,222
1/26/21 ........................................... United States 25,000,000 24,990,656
2/11/21 ........................................... United States 50,000,000 49,981,528
2/18/21 ........................................... United States 50,000,000 49,982,014
407,906,098
Total U.S. Government and Agency Securities (Cost $407,885,115) ................
407,906,098
a a a
m
Repurchase Agreements 6.4%
Credit Suisse Securities (USA) LLC, 0.06%, 10/01/20 (Maturity Value
$204,100,340)
Collateralized by U.S. Treasury Strips, 5/15/21 - 8/15/43 (valued at
$208,182,000) ...................................... 204,100,000 204,100,000
Total Repurchase Agreements (Cost $204,100,000) ..............................
204,100,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 24,000 24,000

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
p
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $15,531)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and U.S.
Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at $7,105) 6,966 $ 6,966
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $30,966) ...............................................................
30,966
Total Short Term Investments (Cost $612,016,081 ) ...............................
612,037,064
a
Total Investments (Cost $3,600,881,787) 100.5% ................................
$3,201,704,919
Securities Sold Short (0.2)% ..................................................
(6,670,672)
Other Assets, less Liabilities (0.3)% ...........................................
(10,845,274)
Net Assets 100.0% ...........................................................
$3,184,188,972
Shares
Securities Sold Short (0.2)%
Common Stocks (0.2)%
Biotechnology 0.0%
AbbVie, Inc. ......................................... United States 9,464 (828,952)
Internet & Direct Marketing Retail (0.2)%
b
Alibaba Group Holding Ltd., ADR ......................... China 17,000 (4,997,660)
Pharmaceuticals 0.0%
Bristol-Myers Squibb Co. ................................ United States 14,000 (844,060)
Total Common Stocks (Proceeds $4,150,993) ...................................
(6,670,672)
Total Securities Sold Short (Proceeds $4,150,993) ...............................
$(6,670,672)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 7 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $286,878,340, representing 9.0% of net assets.
f
A portion or all of the security is on loan at September 30, 2020.
g
Variable rate security. The rate shown represents the yield at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The coupon rate shown represents the rate at period end.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
The security was issued on a discount basis with no stated coupon rate.
l
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $9,792,601, representing 0.3% of net assets.
m
At September 30, 2020, all repurchase agreements had been entered into on that date.
n
See Note 8 regarding investments in affiliated management investment companies.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

o
The rate shown is the annualized seven-day effective yield at period end.
p
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 243 $ 35,646,581 12/14/20 $ 429,226
Foreign Exchange GBP/USD ................... Short 735 59,277,750 12/14/20 594,874
Total Futures Contracts ...................................................................... $1,024,100
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Sell 3,949,875 4,336,266 10/07/20 $ — $ (294,338)
Euro ............. BOFA Buy 1,949,245 2,302,939 10/07/20 — (17,757)
Euro ............. BOFA Sell 795,009 867,609 10/07/20 — (64,413)
Euro ............. HSBK Buy 2,664,214 3,130,219 10/07/20 — (6,849)
Euro ............. HSBK Sell 2,639,708 2,940,980 10/07/20 — (153,660)
Euro ............. SSBT Buy 3,815,195 4,516,056 10/07/20 — (43,345)
Euro ............. SSBT Sell 901,914 1,015,827 10/07/20 — (41,525)
Euro ............. UBSW Buy 1,778,488 2,095,351 10/07/20 — (10,356)
Euro ............. UBSW Sell 1,920,637 2,153,571 10/07/20 — (98,071)
Australian Dollar .... HSBK Buy 2,598,500 1,892,787 10/19/20 — (32,324)
Australian Dollar .... UBSW Buy 357,769 260,037 10/19/20 — (3,883)
Australian Dollar .... UBSW Sell 17,619,559 12,644,764 10/19/20 29,592 —
British Pound ...... SSBT Sell 53,422,930 65,487,964 11/23/20 — (3,469,463)
British Pound ...... UBSW Sell 17,634,018 22,047,117 11/23/20 — (714,580)
Euro ............. BNY Sell 3,000,000 3,411,660 11/23/20 — (109,085)
Euro ............. BOFA Sell 779,201 867,610 11/23/20 — (46,846)
Euro ............. HSBK Buy 810,257 957,921 11/23/20 — (7,018)
Euro ............. HSBK Sell 6,473,223 7,287,424 11/23/20 — (309,433)
Euro ............. SSBT Buy 826,494 975,619 11/23/20 — (5,660)
Euro ............. SSBT Sell 2,538,779 2,840,857 11/23/20 — (138,609)
Euro ............. UBSW Buy 29,479 34,886 11/23/20 — (290)
Euro ............. UBSW Sell 2,819,805 3,149,521 11/23/20 — (159,750)
Euro ............. HSBK Sell 6,513,531 7,678,591 1/15/21 67,334 (44,269)
Euro ............. SSBT Sell 13,417,827 15,304,105 1/15/21 — (466,224)
Euro ............. UBSW Sell 14,061,801 16,068,972 1/15/21 7,048 (465,285)
British Pound ...... SSBT Sell 23,411,716 29,325,796 1/19/21 — (909,622)
British Pound ...... BNY Sell 11,161,602 14,515,657 2/16/21 140,413 (41,227)
British Pound ...... BOFA Sell 3,088,837 4,005,356 2/16/21 15,775 —
British Pound ...... HSBK Sell 70,424,261 91,944,484 2/16/21 983,590 —
British Pound ...... UBSW Sell 1,502,831 1,984,187 2/16/21 43,110 —
Total Forward Exchange Contracts ................................................... $1,286,862 $(7,653,882)
Net unrealized appreciation (depreciation) ............................................ $(6,367,020)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2020
Franklin Mutual Shares Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.1%
Aerospace & Defense 2.3%
BAE Systems plc ..................................... United Kingdom 15,590,083 $ 96,826,177
Huntington Ingalls Industries, Inc. ......................... United States 632,084 88,965,823
185,792,000
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 7,234,813 108,464
b
Automobiles 0.7%
General Motors Co. .................................... United States 1,926,706 57,011,230
Banks 6.6%
Bank of America Corp. ................................. United States 3,751,300 90,368,817
Citigroup, Inc. ........................................ United States 3,077,706 132,679,906
Columbia Banking System, Inc. ........................... United States 75,396 1,798,195
JPMorgan Chase & Co. ................................. United States 1,644,490 158,315,052
Synovus Financial Corp. ................................ United States 2,934,440 62,122,095
Wells Fargo & Co. ..................................... United States 4,234,603 99,555,516
544,839,581
Beverages 0.5%
Heineken NV ........................................ Netherlands 495,798 44,129,898
Biotechnology 0.5%
b
Immunomedics , Inc. ................................... United States 511,800 43,518,354
b
Building Products 1.6%
Johnson Controls International plc ......................... United States 3,293,400 134,535,390
Capital Markets 1.0%
Credit Suisse Group AG ................................ Switzerland 8,506,542 84,895,234
Commercial Services & Supplies 0.0%
a,b
Wayne Services Legacy Inc. ............................. United States 7,469 —
b
Communications Equipment 1.0%
Cisco Systems, Inc. ................................... United States 2,020,910 79,603,645
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 1,731,205 124,404,391
Containers & Packaging 2.1%
International Paper Co. ................................. United States 4,358,737 176,703,198
Diversified Financial Services 3.4%
b
Berkshire Hathaway, Inc., B .............................. United States 653,700 139,198,878
Voya Financial, Inc. .................................... United States 2,937,130 140,776,641
279,975,519
Electric Utilities 1.0%
Pinnacle West Capital Corp. ............................. United States 1,141,200 85,076,460
Electrical Equipment 2.0%
b
Sensata Technologies Holding plc ......................... United States 3,755,370 162,006,662
b
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc. ......................................... United States 4,042,414 131,014,638
Energy Equipment & Services 0.6%
Schlumberger NV ..................................... United States 3,224,000 50,165,440
Entertainment 2.2%
Walt Disney Co. (The) .................................. United States 1,482,874 183,995,006

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 1.4%
Alexander's, Inc. ...................................... United States 231,286 $ 56,715,953
Vornado Realty Trust ................................... United States 1,752,422 59,074,145
115,790,098
Food & Staples Retailing 2.9%
Kroger Co. (The) ...................................... United States 4,854,578 164,618,740
Walgreens Boots Alliance, Inc. ........................... United States 2,104,829 75,605,458
240,224,198
Food Products 4.4%
Archer-Daniels-Midland Co. ............................. United States 2,402,500 111,692,225
Conagra Brands, Inc. .................................. United States 1,929,383 68,898,267
Kraft Heinz Co. (The) .................................. United States 6,008,600 179,957,570
360,548,062
Health Care Equipment & Supplies 3.2%
Medtronic plc ........................................ United States 2,533,754 263,307,716
Health Care Providers & Services 3.1%
Anthem, Inc. ......................................... United States 391,272 105,091,746
CVS Health Corp. ..................................... United States 2,595,215 151,560,556
256,652,302
Household Durables 3.2%
Lennar Corp., A ....................................... United States 1,780,286 145,413,761
Newell Brands, Inc. .................................... United States 6,793,795 116,581,522
261,995,283
Household Products 0.7%
Energizer Holdings, Inc. ................................ United States 1,538,433 60,214,267
Industrial Conglomerates 0.9%
General Electric Co. ................................... United States 11,699,600 72,888,508
Insurance 5.6%
Alleghany Corp. ...................................... United States 325,189 169,244,615
Everest Re Group Ltd. ................................. United States 444,994 87,904,115
Hartford Financial Services Group, Inc. (The) ................ United States 3,214,299 118,479,061
MetLife, Inc. ......................................... United States 2,277,830 84,666,941
460,294,732
IT Services 2.4%
Cognizant Technology Solutions Corp., A .................... United States 2,840,659 197,198,548
Leisure Products 0.2%
a,b
TRU Kids Parent LLC .................................. United States 7,469 16,755,761
b
Machinery 0.4%
b
CNH Industrial NV ..................................... United Kingdom 3,930,730 30,395,154
b
Media 5.7%
b
Charter Communications, Inc., A .......................... United States 440,129 274,790,140
Comcast Corp., A ..................................... United States 3,958,800 183,134,088
b,d
iHeartMedia , Inc., A .................................... United States 1,795,072 14,575,984
a,b
iHeartMedia , Inc., B ................................... United States 35,201 265,824
472,766,036
Oil, Gas & Consumable Fuels 5.1%
BP plc .............................................. United Kingdom 36,063,756 104,299,752

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. .................................... United States 5,693,740 $ 70,203,814
Marathon Oil Corp. .................................... United States 9,432,085 38,577,228
Royal Dutch Shell plc, A ................................ Netherlands 1,648,461 20,579,094
Williams Cos., Inc. (The) ................................ United States 9,628,984 189,209,536
422,869,424
Pharmaceuticals 10.4%
b
Elanco Animal Health, Inc. ............................... United States 1,054,483 29,451,710
Eli Lilly and Co. ....................................... United States 1,018,310 150,730,246
GlaxoSmithKline plc ................................... United Kingdom 9,979,574 187,099,364
Merck & Co., Inc. ..................................... United States 2,797,172 232,025,418
Novartis AG, ADR ..................................... Switzerland 2,151,041 187,054,525
Perrigo Co. plc ....................................... United States 1,643,800 75,466,858
861,828,121
Software 3.4%
b
Avaya Holdings Corp. .................................. United States 364 5,533
NortonLifeLock , Inc. ................................... United States 3,828,912 79,794,526
Oracle Corp. ......................................... United States 3,378,327 201,686,122
281,486,181
Specialty Retail 0.9%
Tiffany & Co. ......................................... United States 651,800 75,511,030
Technology Hardware, Storage & Peripherals 4.0%
Samsung Electronics Co. Ltd. ............................ South Korea 4,751,619 236,640,838
Western Digital Corp. .................................. United States 2,461,412 89,964,609
326,605,447
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp. .......................................... United States 1,285,900 76,691,076
Tobacco 3.2%
Altria Group, Inc. ...................................... United States 2,023,360 78,182,631
British American Tobacco plc ............................. United Kingdom 3,767,740 135,159,035
British American Tobacco plc, ADR ........................ United Kingdom 1,424,588 51,498,856
264,840,522
Wireless Telecommunication Services 0.5%
Vodafone Group plc ................................... United Kingdom 30,709,264 40,704,579
Total Common Stocks (Cost $6,586,829,735) ....................................
7,527,342,155
Warrants
Warrants 0.0%
†
Media 0.0%
†
b
iHeartMedia , Inc., 5/01/39 ............................... United States 1,786 14,501
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 276,741 384,670
Total Warrants (Cost $41,802) .................................................
399,171

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 5.2%
Airlines 1.4%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 75,163,000 $ 72,663,454
e
Delta Air Lines, Inc. , Senior Secured Note , 144A, 7% , 5/01/25 .... United States 4,360,000 4,793,100
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 39,492,000 41,219,775
118,676,329
Diversified Telecommunication Services 1.0%
Frontier Communications Corp. ,
f
Senior Note, 10.5%, 9/15/22 ........................... United States 72,365,000 30,466,750
f
Senior Note, 11%, 9/15/25 ............................. United States 81,506,000 34,436,285
e
Senior Secured Note, 144A, 8%, 4/01/27 .................. United States 19,878,000 19,840,729
84,743,764
IT Services 0.8%
e
Banff Merger Sub, Inc. , Senior Note , 144A, 9.75% , 9/01/26 ...... United States 59,688,000 63,179,748
Machinery 0.3%
e
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 18,060,400 20,318,492
Multiline Retail 0.2%
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 16,039,000 16,606,299
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp. , Senior Note , 4.85% , 3/15/21 .......
United States 3,400,000 3,380,875
Software 1.5%
e
Boxer Parent Co., Inc. , Senior Secured Note , 144A, 7.125% ,
10/02/25 .......................................... United States 14,646,300 15,664,218
e
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 76,705,000 72,412,972
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 9,656,000 9,669,084
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 22,622,000 23,357,215
121,103,489
Total Corporate Bonds (Cost $492,538,536) .....................................
428,008,996
g
Senior Floating Rate Interests 1.5%
Diversified Telecommunication Services 1.0%
a,h
Windstream Services LLC, Revolving Term Loan, 6.25%, (1-month
USD LIBOR + 3%), 4/26/21 ............................ United States 91,322,291 62,936,471
a
Windstream Services LLC, Term Loan, B6, 8.25%, (1-month USD
LIBOR + 5%), 3/29/21 ................................ United States 23,496,000 16,192,709
79,129,180
a a a a a a
Leisure Products 0.1%
Zuffa LLC (Ultimate Fighting Championship), Initial Term Loan,
6.25%, (3-month USD LIBOR + 5.25%), 6/21/27 ............. United States 10,222,000 10,411,270
Software 0.4%
Veritas US, Inc., Term Loan, 6.5%, (3-month USD LIBOR + 5.5%),
1/01/28 ........................................... United States 35,190,000 34,451,010
Total Senior Floating Rate Interests (Cost $159,362,071) .........................
123,991,460

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
†
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 $ —
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 194,177,556 53,399
a,b,i
Walter Energy Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $6,071,371) ...............................
53,399
Total Long Term Investments (Cost $7,244,843,515) .............................
8,079,795,181
a
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
j
U.S. Treasury Bills ,
10/20/20 .......................................... United States 10,000,000 9,999,611
k
11/12/20 .......................................... United States 25,000,000 24,997,448
11/19/20 .......................................... United States 7,000,000 6,999,238
1/05/21 ........................................... United States 32,000,000 31,992,747
1/14/21 ........................................... United States 10,000,000 9,997,156
1/21/21 ........................................... United States 30,000,000 29,991,133
113,977,333
Total U.S. Government and Agency Securities (Cost $113,969,916) ................
113,977,333
a a a
l
Repurchase Agreements 1.1%
Credit Suisse Securities (USA) LLC, 0.06%, 10/01/20 (Maturity Value
$87,400,146)
Collateralized by U.S. Treasury Strips, 3/25/21 - 5/15/43 (valued at
$89,148,000) ....................................... 87,400,000 87,400,000
Total Repurchase Agreements (Cost $87,400,000) ...............................
87,400,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 337,000 337,000

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
o
Joint Repurchase Agreement, BNP Paribas SA, 0.06%, 10/01/20
(Maturity Value $85,057)
Collateralized by U.S. Treasury Bond, Strip, 8/15/25; and U.S.
Treasury Note, Index Linked, 0.375%, 7/15/23 (valued at $86,758) 85,057 $ 85,057
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $422,057) .............................................................
422,057
Total Short Term Investments (Cost $201,791,973 ) ...............................
201,799,390
a
Total Investments (Cost $7,446,635,488) 100.2% ................................
$8,281,594,571
Other Assets, less Liabilities (0.2)% ...........................................
(21,143,732)
Net Assets 100.0% ...........................................................
$8,260,450,839
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is on loan at September 30, 2020.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $359,725,086, representing 4.4% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The coupon rate shown represents the rate at period end.
h
See Note X regarding unfunded loan commitments.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At Septem-
ber 30, 2020, the aggregate value of these securities pledged amounted to $13,020,475, representing 0.2% of net assets.
l
At September 30, 2020, all repurchase agreements had been entered into on that date.
m
See Note 8 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Currency contracts
Foreign Exchange EUR/USD ................... Short 88 $ 12,909,050 12/14/20 $ 155,628
Foreign Exchange GBP/USD ................... Short 1,369 110,409,850 12/14/20 2,495,521
Total Futures Contracts ...................................................................... $2,651,149
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Buy 4,159,179 4,933,781 10/07/20 $ — $ (57,803)
Euro ............. BNY Sell 876,283 987,945 10/07/20 — (39,358)
Euro ............. BOFA Buy 3,416,847 4,059,064 10/07/20 — (53,351)
Euro ............. BOFA Sell 128,294 140,604 10/07/20 — (9,801)
Euro ............. HSBK Buy 5,780,453 6,829,505 10/07/20 2,897 (55,738)
Euro ............. HSBK Sell 12,221,421 13,487,832 10/07/20 — (839,849)
Euro ............. SSBT Buy 3,162,590 3,708,884 10/07/20 8,690 (9,939)
Euro ............. SSBT Sell 876,283 986,958 10/07/20 — (40,345)
Euro ............. UBSW Buy 9,497,585 11,202,250 10/07/20 1,104 (68,938)
Euro ............. UBSW Sell 13,686,681 15,058,513 10/07/20 — (986,954)
Swiss Franc ....... BNY Buy 1,168,076 1,270,338 10/19/20 — (1,787)
Swiss Franc ....... SSBT Sell 40,516,934 44,652,565 10/19/20 650,465 —
Swiss Franc ....... UBSW Buy 3,527,178 3,808,245 10/19/20 22,333 —
Swiss Franc ....... UBSW Sell 40,516,934 44,667,924 10/19/20 665,824 —
South Korean Won .. HSBK Sell 104,105,551,792 85,633,299 11/12/20 — (3,651,474)
South Korean Won .. UBSW Sell 51,114,705,716 41,880,136 11/12/20 — (1,957,727)
British Pound ...... HSBK Buy 3,845,411 5,062,603 11/23/20 — (99,011)
British Pound ...... SSBT Buy 2,463,867 3,166,818 11/23/20 13,500 —
British Pound ...... SSBT Sell 30,540,977 37,438,351 11/23/20 — (1,983,432)
British Pound ...... UBSW Sell 10,524,854 13,146,240 11/23/20 — (439,065)
Euro ............. BOFA Sell 182,674 204,852 11/23/20 — (9,530)
Euro ............. HSBK Sell 3,448,721 3,860,212 11/23/20 — (187,143)
Euro ............. SSBT Sell 1,627,633 1,822,933 11/23/20 — (87,228)
Euro ............. UBSW Sell 4,424,967 4,895,509 11/23/20 — (297,552)
South Korean Won .. HSBK Buy 8,790,495,150 7,418,139 12/18/20 122,013 —
South Korean Won .. HSBK Sell 100,246,115,950 84,118,258 12/18/20 — (1,869,051)
South Korean Won .. UBSW Sell 25,972,019,912 21,776,142 12/18/20 — (501,669)
Euro ............. HSBK Sell 345,820 398,503 1/15/21 — (7,949)
Euro ............. SSBT Sell 9,172,257 10,461,693 1/15/21 — (318,705)
Euro ............. UBSW Sell 9,172,257 10,462,335 1/15/21 — (318,063)
British Pound ...... SSBT Sell 38,533,728 48,267,810 1/19/21 — (1,497,161)
British Pound ...... HSBK Sell 10,756,346 14,037,407 2/16/21 144,371 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Total Forward Exchange Contracts ................................................... $1,631,197 $(15,388,623)
Net unrealized appreciation (depreciation) ............................................ $(13,757,426)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2020, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Quest Fund $1,019,000
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
3. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2020, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 –12/26/08 $ 1,890,264 $ 42,672
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual European Fund
16,127,149 EUR Euro Wagon LP ............................. 12/08/05 – 1/02/08 $ 6,282,509 $ —
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 2,536,498 $ 57,261
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 1,692,334 $ 38,204
224,279
a
Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,174
Total Restricted Securities (Value is 5.31% of Net Assets) ............. $1,692,334 $168,247,378
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 4,804,678 $ 108,464
a
The Fund also invests in unrestricted securities of the issuer, valued at $10,185,631 as of September 30, 2020.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP .......... $ — $ — $ — $ — $ — $ — 16,127,149 $ —

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual European Fund (continued)
Controlled Affiliates
a
Total Affiliated Securities
(Value is —% of Net Assets) $— $— $— $ — $ — $— $—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ...... $ 109,658 $ — $ — — (23,740) $ 85,918 226,100 $ 862
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .............. $109,658 $— $— — (23,740) $85,918 $862
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions Solutions
Inc ................. 18,104,195 — — — (11,103,906) 7,000,289 1,724,209 431,052
Lee Enterprises, Inc. ...... 4,609,275 — (2,329,081) (387,686) —
b
—
b
—
b
—
Lee Enterprises, Inc., 12/31/22 130,691 — — — —
b
—
b
—
b
—
Sorenson Communications
LLC, Membership Interests 152,057,986 — — — 16,151,188 168,209,174 224,279 —
Tru Kids Parent LLC ....... 26,506,829 — — — (10,569,379) 15,937,449 7,104 —
Wayne Services Legacy Inc .. — — (683,307)
c
683,307 — — 7,104 —
Interest
Lee Enterprises, Inc., Second
Lien, Term Loan, 12%,
12/15/22 ............. 34,210,244 41,580
c
(34,317,486) 644,118 (578,456) —
d
— 452,880
e
Lee Enterprises, Inc., Senior
Secured Note, 144A, 9.5%,
3/15/22 .............. 90,529,405 45,481
c
(97,050,000) 507,122 5,967,992 —
d
— 1,920,781
e
Sorenson Communications
LLC, First Lien, Initial Term
Loan ............... 12,473,036 46,787
c
(2,106,502) 73,214 (300,904) 10,185,631 10,211,159 366,908
e
Total Affiliated Securities
(Value is 6.4% of Net Assets) $338,621,661 $133,848 $(136,486,376) 1,520,075 (433,465) $201,332,543 $3,171,621
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ................ 262,624 — — — (154,160) 108,464 7,234,813 —
Tru Kids Parent LLC ....... 27,867,828 — — — (11,112,067) 16,755,761 7,469 —
Wayne Services Legacy Inc .. — — — — — — 7,469 —
Total Affiliated Securities
(Value is 0.2% of Net Assets) $28,130,452 $— $— — (11,266,227) $16,864,225 $—
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:
†
Rounds to less than 0.1% of net assets.
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b
As of September 30, 2020, no longer an affiliate.
c
May include accretion, amortization, partnership adjustments, and/or corporate actions.
d
As of September 30, 2020, no longer held by the fund.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $4,128,000 $(4,128,000) $ — $ — $ — — $ —
Total Affiliated Securities .... $— $4,128,000 $(4,128,000) $— $— $— $—
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $14,054,000 $(14,054,000) — — — — 64
Total Affiliated Securities .... $— $14,054,000 $(14,054,000) $— $— $— $64
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $17,695,000 $(17,671,000) — — 24,000 24,000 4,386
Total Affiliated Securities .... $— $17,695,000 $(17,671,000) $— $— $24,000 $4,386
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Reorganization
On February 21, 2020, Franklin Mutual Global Discovery Fund (Surviving Fund), pursuant to a plan of reorganization approved on December 6, 2019, by shareholders of Franklin Mutual International Fund (Acquired Fund), a series of Franklin Mutual
Series Funds, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $15,640,000 $(15,303,000) $ — $ — $ 337,000 337,000 $ 62
Total Affiliated Securities .... $— $15,640,000 $(15,303,000) $— $— $337,000 $62
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 73,996,630 $ — $ 73,996,630
Auto Components ...................... — — 42,672 42,672
Banks ............................... 158,433,292 80,231,535 — 238,664,827
Beverages ........................... — 92,009,606 — 92,009,606
Biotechnology ......................... 15,058,813 — — 15,058,813
Chemicals ........................... — 71,917,965 — 71,917,965
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment .............. $ 77,690,551 $ — $ — $ 77,690,551
Diversified Telecommunication Services ..... — 82,230,012 — 82,230,012
Electrical Equipment .................... 123,584,323 — — 123,584,323
Entertainment ......................... 87,885,864 — — 87,885,864
Equity Real Estate Investment Trusts (REITs) . 86,820,180 — — 86,820,180
Food Products ........................ 75,019,868 — — 75,019,868
Health Care Equipment & Supplies ......... 106,535,355 — — 106,535,355
Health Care Providers & Services .......... 82,225,605 — — 82,225,605
Insurance ............................ 59,864,879 — — 59,864,879
Interactive Media & Services .............. 63,845,287 — — 63,845,287
IT Services ........................... 90,560,473 — — 90,560,473
Media ............................... 127,544,546 — — 127,544,546
Pharmaceuticals ....................... 279,990,703 110,678,216 — 390,668,919
Software ............................. 214,073,977 — — 214,073,977
Specialty Retail ........................ 41,613,320 — — 41,613,320
Technology Hardware, Storage & Peripherals . 73,508,154 — — 73,508,154
Textiles, Apparel & Luxury Goods .......... 56,883,494 87,937,387 — 144,820,881
Tobacco ............................. — 95,488,305 — 95,488,305
Preferred Stocks ........................ — 162,955,983 — 162,955,983
Corporate Bonds ........................ — 49,413,827 — 49,413,827
Senior Floating Rate Interests ............... — 10,188,453 — 10,188,453
Companies in Liquidation .................. — — 12,728
a
12,728
Short Term Investments ................... 52,990,517 61,400,000 — 114,390,517
Total Investments in Securities ........... $1,874,129,201 $978,447,919 $55,400 $2,852,632,520
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 747,477 $ — $ 747,477
Futures contracts ........................ 1,748,618 — — 1,748,618
Total Other Financial Instruments ......... $1,748,618 $747,477 $— $2,496,095
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 14,709,833 — 14,709,833
$— $— $— $—
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 17,690,905 — 17,690,905
Auto Components ...................... — 28,959,421 — 28,959,421
Banks ............................... — 55,900,116 — 55,900,116
Beverages ........................... — 30,501,101 — 30,501,101
Chemicals ........................... — 52,083,115 — 52,083,115
Commercial Services & Supplies ........... — 17,244,118 — 17,244,118
Construction Materials .................. — 51,465,278 — 51,465,278
Diversified Telecommunication Services ..... — 39,272,668 — 39,272,668
Electric Utilities ........................ 1,751,684 — — 1,751,684
Energy Equipment & Services ............. 6,258,848 — — 6,258,848
Health Care Providers & Services .......... — 19,997,527 — 19,997,527
Hotels, Restaurants & Leisure ............. — 20,710,454 — 20,710,454
Household Durables .................... — 25,692,722 — 25,692,722
Household Products .................... — 21,834,240 — 21,834,240
Industrial Conglomerates ................ — 16,407,012 — 16,407,012
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Insurance ............................ $ — $ 66,183,298 $ — $ 66,183,298
Machinery ............................ — 27,661,806 — 27,661,806
Oil, Gas & Consumable Fuels ............. — 45,803,456 — 45,803,456
Pharmaceuticals ....................... — 56,105,918 — 56,105,918
Road & Rail .......................... — — —
a
—
Software ............................. — 21,162,244 — 21,162,244
Textiles, Apparel & Luxury Goods .......... — 17,984,372 — 17,984,372
Tobacco ............................. — 22,347,370 — 22,347,370
Trading Companies & Distributors .......... — 45,195,950 — 45,195,950
Wireless Telecommunication Services ....... — 14,333,183 — 14,333,183
Preferred Stocks ........................ — 26,578,638 — 26,578,638
Short Term Investments ................... 23,495,334 52,300,000 — 75,795,334
Total Investments in Securities ........... $31,505,866 $793,414,912 $— $824,920,778
Other Financial Instruments:
Forward exchange contracts ............... — 1,627,923 — 1,627,923
Futures contracts ........................ 4,103,581 — — 4,103,581
Total Other Financial Instruments ......... $4,103,581 $1,627,923 $— $5,731,504
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 11,930,515 — 11,930,515
$— $— $— $—
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 40,874,357 68,070,555 — 108,944,912
Capital Markets ........................ — 18,649,877 — 18,649,877
Consumer Finance ..................... 8,408,339 589,929 — 8,998,268
Diversified Financial Services ............. 13,815,822 5,137,291 — 18,953,113
Household Durables .................... — 6,069,715 — 6,069,715
Insurance ............................ 53,691,246 51,343,425 — 105,034,671
Real Estate Management & Development .... — 4,767,831 — 4,767,831
Thrifts & Mortgage Finance ............... — 2,589,111 — 2,589,111
Short Term Investments ................... 5,898,910 6,000,000 — 11,898,910
Total Investments in Securities ........... $122,688,674 $163,217,734 $— $285,906,408
Other Financial Instruments:
Forward exchange contracts ............... — 322,359 — 322,359
Futures contracts ........................ 243,796 — — 243,796
Total Other Financial Instruments ......... $243,796 $322,359 $— $566,155
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 2,554,675 — 2,554,675
$— $— $— $—
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 135,477,701 — 135,477,701
Auto Components ...................... — — 57,261 57,261
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Automobiles .......................... $ 85,049,117 $ — $ — $ 85,049,117
Banks ............................... 390,593,003 226,856,977 — 617,449,980
Beverages ........................... — 110,629,597 — 110,629,597
Biotechnology ......................... 50,660,874 — — 50,660,874
Building Products ...................... 163,334,926 — — 163,334,926
Capital Markets ........................ — 306,984,093 — 306,984,093
Chemicals ........................... — 309,784,669 — 309,784,669
Communications Equipment .............. 83,858,553 — — 83,858,553
Construction Materials .................. — 110,411,005 — 110,411,005
Consumer Finance ..................... 116,698,125 — — 116,698,125
Containers & Packaging ................. 149,152,660 — — 149,152,660
Diversified Financial Services ............. 299,648,747 — — 299,648,747
Diversified Telecommunication Services ..... — 75,993,752 — 75,993,752
Entertainment ......................... 208,846,617 — — 208,846,617
Food Products ........................ 198,814,090 — — 198,814,090
Health Care Equipment & Supplies ......... 289,469,264 — — 289,469,264
Health Care Providers & Services .......... 366,663,788 — — 366,663,788
Hotels, Restaurants & Leisure ............. — 111,694,603 — 111,694,603
Industrial Conglomerates ................ 80,143,654 — — 80,143,654
Insurance ............................ 340,660,027 407,282,822 — 747,942,849
IT Services ........................... 237,443,474 — — 237,443,474
Machinery ............................ — 19,764,757 — 19,764,757
Media ............................... 314,621,178 — 335,518 314,956,696
Oil, Gas & Consumable Fuels ............. 472,825,103 280,746,448 — 753,571,551
Pharmaceuticals ....................... 814,029,216 325,765,783 — 1,139,794,999
Semiconductors & Semiconductor Equipment . — 186,956,524 — 186,956,524
Software ............................. 407,110,083 — — 407,110,083
Technology Hardware, Storage & Peripherals . 118,697,185 304,467,232 — 423,164,417
Textiles, Apparel & Luxury Goods .......... — 103,177,234 — 103,177,234
Tobacco ............................. 179,491,347 210,285,238 — 389,776,585
Wireless Telecommunication Services ....... — 72,008,985 — 72,008,985
Preferred Stocks ........................ — 253,291,228 — 253,291,228
Warrants .............................. 560,332 — — 560,332
Corporate Bonds ........................ — 268,305,937 — 268,305,937
Senior Floating Rate Interests ............... — 12,595,987 — 12,595,987
Companies in Liquidation .................. — — 39,140
a
39,140
Short Term Investments ................... 169,468,827 86 — 169,468,913
Total Investments in Securities ........... $5,537,840,190 $3,832,480,658 $431,919 $9,370,752,767
Other Financial Instruments:
Forward exchange contracts ............... — 4,072,755 — 4,072,755
Futures contracts ........................ 10,585,649 — — 10,585,649
Total Other Financial Instruments ......... $10,585,649 $4,072,755 $— $14,658,404
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 42,263,321 — 42,263,321
$— $— $— $—
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 50,107,000 24,226,874 — 74,333,874
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Auto Components ...................... $ — $ — $ 38,204 $ 38,204
Automobiles .......................... 5,068,767 — — 5,068,767
Banks ............................... — 11,437,256 — 11,437,256
Beverages ........................... — 9,490,192 — 9,490,192
Biotechnology ......................... 16,657,377 — — 16,657,377
Chemicals ........................... 7,000,289 23,534,139 — 30,534,428
Commercial Services & Supplies ........... 35,133,306 — —
a
35,133,306
Containers & Packaging ................. 2,452,670 — — 2,452,670
Diversified Financial Services ............. 74,674,269 11,023,313 — 85,697,582
Diversified Telecommunication Services ..... 96,663,566 — — 96,663,566
Energy Equipment & Services ............. 176,326 — — 176,326
Entertainment ......................... 12,718,200 — — 12,718,200
Equity Real Estate Investment Trusts (REITs) . 24,874,501 — — 24,874,501
Food Products ........................ 4,699,864 — — 4,699,864
Health Care Equipment & Supplies ......... 32,984,653 — — 32,984,653
Independent Power and Renewable Electricity
Producers .......................... 57,959,552 — — 57,959,552
Insurance ............................ 116,573,059 166,376,856 — 282,949,915
Interactive Media & Services .............. 61,585,149 — — 61,585,149
IT Services ........................... 26,427,430 — — 26,427,430
Leisure Products ....................... — — 15,937,449 15,937,449
Machinery ............................ 95,342,107 — — 95,342,107
Media ............................... 86,283,358 — 179,501 86,462,859
Oil, Gas & Consumable Fuels ............. 68,413,728 79,479,630 — 147,893,358
Pharmaceuticals ....................... 104,128,517 31,705,322 — 135,833,839
Software ............................. 104,811,378 — — 104,811,378
Specialty Retail ........................ 66,022,452 — — 66,022,452
Technology Hardware, Storage & Peripherals . 23,310,932 — 168,209,174 191,520,106
Tobacco ............................. 57,760,811 167,583,353 — 225,344,164
Wireless Telecommunication Services ....... — 50,794,981 — 50,794,981
Convertible Preferred Stocks ............... 22,215,243 — — 22,215,243
Preferred Stocks ........................ — 2,111,066 — 2,111,066
Warrants :
Media ............................... 15,199 — 38,597
a
53,796
Software ............................. 469,945 — — 469,945
Convertible Bonds ....................... — — —
a
—
Corporate Bonds ........................ — 373,602,190 — 373,602,190
Senior Floating Rate Interests ............... — 138,805,211 60,488,251 199,293,462
Companies in Liquidation .................. — — 28,648
a
28,648
Options purchased ....................... 48,000 — — 48,000
Short Term Investments ................... 407,930,098 204,106,966 — 612,037,064
Total Investments in Securities ........... $1,662,507,746 $1,294,277,349 $244,919,824 $3,201,704,919
Other Financial Instruments:
Forward exchange contracts ............... — 1,286,862 — 1,286,862
Futures contracts ........................ 1,024,100 — — 1,024,100
Total Other Financial Instruments ......... $1,024,100 $1,286,862 $— $2,310,962
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 6,670,672 — — 6,670,672
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Liabilities:
Forward exchange contracts ................ — 7,653,882 — 7,653,882
Total Other Financial Instruments ......... $6,670,672 $7,653,882 $— $14,324,554
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 88,965,823 $ 96,826,177 $ — $ 185,792,000
Auto Components ...................... — — 108,464 108,464
Automobiles .......................... 57,011,230 — — 57,011,230
Banks ............................... 544,839,581 — — 544,839,581
Beverages ........................... — 44,129,898 — 44,129,898
Biotechnology ......................... 43,518,354 — — 43,518,354
Building Products ...................... 134,535,390 — — 134,535,390
Capital Markets ........................ — 84,895,234 — 84,895,234
Commercial Services & Supplies ........... — — —
a
—
Communications Equipment .............. 79,603,645 — — 79,603,645
Consumer Finance ..................... 124,404,391 — — 124,404,391
Containers & Packaging ................. 176,703,198 — — 176,703,198
Diversified Financial Services ............. 279,975,519 — — 279,975,519
Electric Utilities ........................ 85,076,460 — — 85,076,460
Electrical Equipment .................... 162,006,662 — — 162,006,662
Electronic Equipment, Instruments &
Components ........................ 131,014,638 — — 131,014,638
Energy Equipment & Services ............. 50,165,440 — — 50,165,440
Entertainment ......................... 183,995,006 — — 183,995,006
Equity Real Estate Investment Trusts (REITs) . 115,790,098 — — 115,790,098
Food & Staples Retailing ................. 240,224,198 — — 240,224,198
Food Products ........................ 360,548,062 — — 360,548,062
Health Care Equipment & Supplies ......... 263,307,716 — — 263,307,716
Health Care Providers & Services .......... 256,652,302 — — 256,652,302
Household Durables .................... 261,995,283 — — 261,995,283
Household Products .................... 60,214,267 — — 60,214,267
Industrial Conglomerates ................ 72,888,508 — — 72,888,508
Insurance ............................ 460,294,732 — — 460,294,732
IT Services ........................... 197,198,548 — — 197,198,548
Leisure Products ....................... — — 16,755,761 16,755,761
Machinery ............................ — 30,395,154 — 30,395,154
Media ............................... 472,500,212 — 265,824 472,766,036
Oil, Gas & Consumable Fuels ............. 297,990,578 124,878,846 — 422,869,424
Pharmaceuticals ....................... 674,728,757 187,099,364 — 861,828,121
Software ............................. 281,486,181 — — 281,486,181
Specialty Retail ........................ 75,511,030 — — 75,511,030
Technology Hardware, Storage & Peripherals . 89,964,609 236,640,838 — 326,605,447
Textiles, Apparel & Luxury Goods .......... 76,691,076 — — 76,691,076
Tobacco ............................. 129,681,487 135,159,035 — 264,840,522
Wireless Telecommunication Services ....... — 40,704,579 — 40,704,579
Warrants .............................. 399,171 — — 399,171
Corporate Bonds ........................ — 428,008,996 — 428,008,996
Senior Floating Rate Interests ............... — 44,862,280 79,129,180 123,991,460
Companies in Liquidation .................. — — 53,399
a
53,399
Short Term Investments ................... 114,314,333 87,485,057 — 201,799,390
Total Investments in Securities ........... $6,644,196,485 $1,541,085,458 $96,312,628 $8,281,594,571
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. At September 30, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets:
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,631,197 $ — $ 1,631,197
Futures contracts ........................ 2,651,149 — — 2,651,149
Total Other Financial Instruments ......... $2,651,149 $1,631,197 $— $4,282,346
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 15,388,623 — 15,388,623
$— $— $— $—
a
Includes securities determined to have no value at September 30, 2020.
Balance at
Beginning
of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ... $ 92,503 $ — $ — $ — $ — $ — $ — $ (54,299) $ 38,204 $ (54,299)
Commercial Services &
Supplies ........ — — — — — — — — — —
Leisure Products .... 26,506,829 — — — — (683,307) 683,307 (10,569,380) 15,937,449 (10,569,380)
Media ........... 341,456 — — — — — — (161,955) 179,501 (161,955)
Technology Hardware,
Storage & Peripherals 152,057,986 — — — — — — 16,151,188 168,209,174 16,151,188
Warrants :
Media ........... 130,691 — — — — — — (92,094) 38,597 (92,094)
Convertible Bonds :
Oil, Gas & Consumable
Fuels .......... — — — — — — — — — —
Senior Floating Rate
Interests :
Diversified
Telecommunication
Services ........ — — — 60,488,251 — — — — 60,488,251 —
Companies in Liquidation 57,296
c
— — — — (17,597) 17,597 (28,648) 28,648 (28,648)
Total Investments in Securities $— $— $60,488,251 $— (700,904) 700,904 5,244,812 $244,919,824 5,244,812
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ... 262,624 — — — — — — (154,160) 108,464 (154,160)
Commercial Services &
Supplies ........ — — — — — — — — — —
Leisure Products .... 27,867,828 — — — — — — (11,112,067) 16,755,761 (11,112,067)
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning
of Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Shares Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Media ........... $ 505,662 $ — $ — $ — $ — $ — $ — $ (239,838) $ 265,824 $ (239,838)
Senior Floating Rate
Interests :
Diversified
Telecommunication
Services ........ — — — 79,129,180 — — — — 79,129,180 —
Companies in Liquidation 106,797
c
— — — — — — (53,398) 53,399 (53,398)
Total Investments in Securities $28,742,911 $— $— $79,129,180 $— — — (11,559,463) $96,312,628 (11,559,463)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount /
Range
Impact to
Fair Value
if Input
Increases
a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
..........
$15,937,449 Market comparables Discounts for lack of
marketability
19.0% Decrease
c
EV/EBITDA multiple 14.7x Increase
b
EV/Revenue multiple 0.6x Increase
 Market transactions Transaction price
weighting
10.0% Decrease
Escrows and Litigation Trusts
.......................
168,209,174 Market transactions Transaction price
weighting
50.0% Increase
b
Market comparables EV/EBITDA multiple 5.7x Increase
b
All other Investments
..........
284,950
Total
.......................
$184,431,573
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at September 30, 2020.
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
10. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Counterparty
BNY
Bank of New York
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipts
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate